Equity (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Balance, shares | shares	22,236,368
Exercise of share option, shares | shares	14,166
Balance, shares | shares	22,250,534
Dekel [Member]
IfrsStatementLineItems [Line Items]
Balance | $	$ 233,167
Exercise of share option | $	164
Balance | $	$ 233,331